Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of Weighted Average Economic Lives of Intangible Assets	Intangible assets have weighted average economic lives from the date of purchase as follows:
Copyright	– 10 years
Trademarks	– 10 years
Patents	– 10 years
Customer Relationship	– 10 years
Technology	– 7 years
Software	– 5 years

Schedule of Revenue Recognized that were Included in Contract Liabilities	The following table shows the amount of revenue recognized that was included in contract liabilities as at December 31, 2022 and 2023:
Revenue recognised in 2022	$(389,238)
Increase in contract liabilities	1,036,139
Exchange difference	(155,334)
December 31, 2022	2,066,634

Revenue recognised in 2023	(339,199)
Increase in contract liabilities	257,826
Write off	(1,275,161)
Exchange difference	(27,566)
December 31, 2023	$682,534

Schedule of Disaggregation of Revenue	The following tables disaggregate revenues under ASC 606 by product line for the years ended December 31, 2023, 2022 and 2021.
	Fiscal Year Ended December 31,
	2023	2022	2021
	(dollars in thousands)
Revenues
Advertising	$-	$81,008	$131,423
Software and services	-	508	4,545
Smart transportation	10,075	12,077	9,100
Others	161	-	-

Total revenues	$10,236	$93,593	$145,068

Advertising	-	86.6%	90.6%
Software and services	-	0.5%	3.1%
Smart transportation	98.4%	12.9%	6.3%
Smart transportation	1.6%	-	-
Others	-	-	-

Total	100.0%	100.0%	100.0%

Schedule of Reconciliation of Basic and Diluted Net Loss Per Share	The following is a table of basic and diluted net loss per share:
	Year Ended December 31,
	2023	2022	2021
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary shares	$(181,331,324)	$(52,539,682)	$(68,801,252)
Weighted average ordinary stock outstanding - basic and diluted	2,223,447	1,765,374	1,395,447
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(81.55)	$(29.76)	$(49.30)

Schedule of Net Sales to Customers	The net sales to customers representing at least 10% of net total sales are as follows:
	Year Ended December 31,
Customer	2023	2022	2021
A	50%	-	-
B	-	25%	-
C	-	16%	-
D	-	12%	-
E	-	-	18%
F	-	-	13%

	December 31,
Customer	2023	2022
A	46%	-
G	16%	-
H	-	21%
I	-	33%